UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Avenue

East Hanover, NJ  07936

(Address of principal executive offices)  (Zip code)

David Y.S. Chiueh

349 Ridgedale Avenue

East Hanover, NJ  07936

 (Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

_____________________________________________________________________________________________

SEMI-ANNUAL REPORT

_____________________________________________________________________________

Upright Growth Fund

____________________________________________________________________________________________

March 31, 2019

____________________________________________________________________________________________

Upright Growth Fund

Letter to Shareholders…………………………………………………………………………………..….…3

Schedule of Investments ……………………………………………………………….……………….…....6

Statement of Assets and Liabilities…………………………………………………………………….….…9

Statement of Operations…………………………………………………………………….………………10

Statement of Changes in Net Assets….……………………………………………………….……………11

Notes to Financial Statements………………………………………………………………………………12

Financial Highlights………………………………………………………………………………………...15

Fund Expense………………………………………………………………………………………...……..16

Security Holdings by Industry Sector……………………………………………………………..….…….17

Trustees and Officers…………………………………………………………………………..…………...17

Upright Growth Fund

June 18, 2019

Dear Valued Shareholder,

The investment performance of Upright Growth Fund over the past six months is -27.21%.

We are indeed very disappointed and dissatisfied with such results. We will explain some of the reasons why this is the case.  Our discussion will center on the investment environment and the portfolio.

Market Overview

At the end of 2018, due to the trade war initiated by President Trump, the stock market dropped sharply and then rebounded sharply. Right now the market is still at a relatively high point which is a superficial phenomenon.  In fact, there are a number of stocks, especially those listed as value style, that are facing a fairly large scale correction, some up to 50%.

Why is this happening?  Growth, value, and momentum styles are three different investment strategies that will be popular at different times.  In recent years, stocks with high earnings growth rate have been favored.  Whether the high P/E ratio can continue to sustain such growth requires further observation.  There is no special reason for this, other than being a popular trend.

The bad news is that our performance is currently suppressed.  The good news is that this trend will turn around sooner or later, the timing for such we are not able to judge at the present.  As the stock prices become increasingly undervalued or unreasonable, the turning point will begin to form gradually.

The Sino-US trade war is not just a trade war, to some extent it is a war in science and technology, a financial war, and a war that threatens the competitiveness of the United States. The time this will affect the market may not be a short period in our estimation.  But the core of our investment strategy is still to assess whether the price of a stock is reasonable, and whether the company's earnings growth has deviated from support.

Portfolio

Himax, its challenge at present is that the old business line and the new technology products have not fully transitioned, especially in its 3D scanning, AR, and VR, which offer potentially explosive growths in the future.  The big picture shows this will still take some time.  In the past six months, its decline has indeed been quite large.  However, we feel that with the financial structure of the company and the current technology they possess from many years of research and development, the stock price should give a reasonable response over time.  We are paying close attention to it.

One of the top ranking companies in Israel, TEVA, which is listed in the US, its stock price dropped from a high of 71 to the present at 10 USD.  This is a huge decline considering the company's current earnings is doing fine, and the P/E ratio of about 6, is at a historical low. We think this is due to it being a generic drug company, and the stock price for the entire industry has been undervalued at the present time.  The company's pipeline for new drugs continues to

Upright Growth Fund

thrive.  The recent opioid issue and the lawsuit regarding drug price fixing are bad news for the company, but we think the market has overreacted.  Together with the company’s market share on its products and the ability of its research and development in the past 100 years, we feel that this nearly 85% stock price correction is a relative low point for a reasonable future price adjustment.  Likewise, we will pay close attention to TEVA and revisit this company in our next report.

Stock volatility during a certain period may not allow the Fund to reflect the market the same way.  Sometimes we overestimate and other times underestimate.  I am disappointed that this portfolio has not kept up with the trend, but I believe that patience will still pay off.  At the same time, we will seek better potential investment targets and make some share swaps.  With these two methods we look forward to some different results in the next report.

Sincerely,

David Y. S. Chiueh,

Portfolio Manager

Upright Growth Fund

Upright Growth Fund vs S&P 500
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
30,475
10,236
09/30/09
03/31/10
09/30/10
03/31/11
09/30/11
03/31/12
09/30/12
03/31/13
09/30/13
03/31/14
09/30/14
03/31/15
09/30/15
03/31/16
09/30/16
03/31/17
09/30/17
03/31/18
09/30/18
03/31/19
Upright Growth Fund
S&P 500

This chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index – An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns (unaudited)

March 31, 2019

	1 - Year	3 - Year	5 - Year	10 - Year
Upright Growth Fund*	-15.39%	-16.93%	-8.51%	5.01%
S&P 500 Index	9.50%	13.54%	10.91%	15.92%

              * Inception  January 21, 1999

Upright Growth Fund

Schedule of Investments (unaudited)
March 31, 2019

	Quantity	Market Value

Bank Industry 1.57%
Bank of America Corporation	6,000	165,540

Basic Material 1.73%
BHP Billiton Limited ADR	500	27,335
DowDuPont Inc.	1,000	53,310
Steelcase Inc.	7,000	101,850
		182,495

Chemicals Specialty 0.05%
The Mosaic Company	200	5,462

Consumer 1.37%
Bed Bath & Beyond Inc.	8,500	144,415

Drug Mfr-other 11.73%
AbbVie Inc.	6,000	483,540
Teva Pharmaceutical Industry ADR	47,892	750,947
		1,234,487

Electronics Equipment 13.78%
Apple Inc.	6,500	1,234,675
Plug Power Inc.	90,000	216,000
		1,450,675

Energy 1.51%
Direxion Daily Energy Bull 3X	7,000	158,900

Engineering & Construction 0.73%
Johnson Controls International	2,089	77,167

Generic Drug 5.17%
Bausch Health Companies Inc.	2,500	61,750
Mylan N.V.*	17,030	482,630
		544,380

Healthcare Services 0.26%
CVS Health Corporation	500	26,965

Household 0.13%
Whirlpool Corporation	100	13,289

Internet Services 1.59%
Alphabet Inc.*	100	117,331
Facebook Inc.*	300	50,007
		167,338

Insurance 2.56%
Brighthouse Financial Inc.*	227	8,238
Genworth Financial Inc.*	40,500	155,115
MetLife Inc.	2,500	106,425
		269,778

Machinery 0.13%
Caterpillar Inc.	100	13,549

Medical Supplies 0.38%
Abbott Laboratories	500	39,970

Oil 0.48%
Chevron Corporation	300	36,954
Transocean Ltd.*	1,500	13,065
		50,019

Pharmaceutical 3.74%
Lannett Company Inc.*	50,000	393,500

Precious Metal 0.35%
ProShares Ultra Gold*	1,000	37,240

Retail Special Lines 3.47%
Alibaba Group Holding Ltd*	2,000	364,900

Semiconductor 11.70%
Silicon Motion Technology	13,500	535,140
Taiwan Semiconductor ADR	17,000	696,320
		1,231,460

Service – Restaurant 0.14%
Starbucks Corporation	200	14,868

IC Design 5.14%
Himax Technologies ADR	1,159,400	3,698,486

Total Common Stocks 97.71% (cost 18,403,586)		10,284,883

Cash and Money Funds 2.70%
Total Cash (Cost 283,912)		283,912

Total Investments 100.41% (Cost 18,687,498)		10,568,795

Other Assets less Liabilities 0.41%		(42,834)

Net Assets 100%		10,525,961

*Non Income producing securities

An American depositary receipt (ADR) is a negotiable certificate issued by a U.S.

See accompanying notes to financial statements

Upright Growth Fund

Statement of Assets and Liabilities (unaudited)
March 31, 2019

ASSETS:
Investments, at market value (Identified cost $18,687,498)	$10,568,795

Total Assets	10,568,795

LIABILITIES:
Investment advisory fees accrued	21,978
Administrative fees	7,443
Custodian fees	176
Auditors and legal fees	5,424
Trustee fees	3,680
Registration fees	3,580
Insurance fees	553

Total Liabilities	42,834

NET ASSETS	$10,525,961

NET ASSETS CONSIST OF:

Paid-in capital	20,600,136
Total distributable losses	(10,074,175)

Net Assets (based on 2,371,590 shares outstanding)	$10,525,961

Net Asset Value Redemption price per share	$4.44

See accompanying notes to financial statements.

Upright Growth Fund

Statement of Operations (unaudited)
March 31, 2019

INVESTMENT INCOME:
Dividend income	$39,279
Interest income	1,983

Total investment income	41,262

EXPENSES:
Investment advisory fees	86,704
Administrative fees	25,611
Custodian fees	910
Auditors and legal fees Blue Sky fees	5,850 520
Insurance fees	546
Margin interest	260
Miscellaneous	1,300

Total expenses	121,701

NET INVESTMENT (LOSS)	(80,439)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment securities	186,764
Change in unrealized depreciation on investments- net	(4,038,112)

Total realized and unrealized depreciation on investments- net	(3,851,348)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,931,787)

See accompanying notes to financial statements.

Upright Growth Fund

Statement of Changes in Net Assets (unaudited)
	Six months Ended March 31	Year Ended September 30

	2019	2018
OPERATIONS
Net investment income (loss)	$(80,439)	$(129,314)
Net realized gain on investment transactions	186,764	(1,450,314)
Net change in unrealized (depreciation) on investments	(4,038,112)	(5,668,252)

Net (decrease) in net assets from operations	$(3,931,787)	$(7,247,880)
Distributions to Shareholders
From realized gains from securities transactions	0	(521,839)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	$92,855	$5,702,004
Payments for shares redeemed	(22,331)	(630,118)
Reinvestment of distributions	0	521,839

Net increase in net assets from capital share transactions	70,524	5,593,725

TOTAL (DECREASE) IN NET ASSETS	$(3,861,263)	$(2,175,994)

NET ASSETS:
Beginning of year	$14,387,224	$16,563,218

End of year	$10,525,961	$14,387,224

CHANGES IN SHARES OUTSTANDING
Shares sold	18,536	689,274
Shares reinvested	0	59,844
Shares redeemed	4,628	(76,481)

Net increase in shares outstanding	13,908	672,637

See accompanying notes to financial statements.

Upright Growth Fund

Upright Growth Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2019

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently consists of one diversified investment portfolio, Upright Growth Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2019.

Level 1	$10,568,795
Level 2	-
Level 3	-
Total	$10,568,795

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

d)

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses

Upright Growth Fund

NOTES TO FINANCIAL STATEMENTS

(continued)

March 31, 2019

on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2019 or 2018.

f)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on March 31, 2019.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on March 31, 2019. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended March 31, 2019 (excluding repurchase agreements and short-term securities), were as follows:

	Other than US Govt Securities	US Govt Securities
Purchases	$1,010,720
Proceeds from sales	$401,943

As of March 31, 2019, the gross unrealized appreciation for all securities totaled $2,523,830 and the gross unrealized depreciation for all securities totaled ($10,642,533) for a net unrealized depreciation of ($8,118,702.53) for tax purposes.  The aggregate cost of securities including cash and money funds on March 31, 2019 was $18,687,498.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $108,682 of adviser fees through March 31, 2019. During the period ended March 31, 2019 the Fund incurred $86,704 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of the Fund’s daily net assets for daily net assets between $10 million to $20 million, and 0.35% of the Fund’s daily net assets for average daily net assets over $20 million.

The Fund has accrued $33,054 of administrative fees through March 31, 2019. During the period ended March 31, 2019, the Fund incurred $25,611 in administrative fees.

The investment advisor has paid the trustees fees personally. Accordingly, the trustees fees payable is due to him.

Upright Growth Fund

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

NOTES TO FINANCIAL STATEMENTS

(continued)

March 31, 2019

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of March 31, 2019, the components of distributable earnings on a tax basis were as follows:

Ordinary losses	(80,439)
Accumulated net realized loss of investments	(1,875,033)
Unrealized depreciation on investments	(8,118,703)
Total distributable losses	$(10,074,175)

The tax character of distributions paid for the years ended September, 2018 and 2017 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/18	-	-	-
9/30/17	-	$1,670,766	$1,670,766

6. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements.

Upright Growth Fund

Financial Highlights (unaudited)
Selected data for a share outstanding throughout each year

	Six Months Ended March 31	Years ended September 30
	2019	2018	2017	2016	2015
PER SHARE DATA
Net asset value, beginning of year	6.1	9.83	13.48	12.18	$14.41

Investment operations:
Net investment loss	(0.03)	(0.05)	(0.11)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.63)	(3.38)	1.29	2.02	(0.95)

Total from investment operations	(1.66)	(3.43)	1.40	1.95	(0.97)

Less distributions from net investment income	0	(0.30)	(2.25)	(0.65)	(1.26)

Net asset value, end of year	4.44	6.10	9.83	13.48	12.18

TOTAL RETURN	(27.24)%	(37.97)%	(11.50)%	16.62%	(6.78)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	10,526	14,387	16,563	10,025	8,724

Ratio of net expenses to average net assets	2.16%	2.31%	2.40%	2.19%	2.34%
Ratio of net investment income (loss) to average net assets	(0.71)%	(0.73)%	(0.96)%	(0.54)%	(0.21)%
Portfolio turnover rate	3.61%	128.81%	329.36%	10.19%	20.36%

Note: The Fund uses the average share method to calculate selected data per share, and average net assets to calculate the supplemental ratios throughout each year.

Upright Growth Fund

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2017 through March 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	October 1, 2018	March 31, 2019	October 1, 2018 to March 31, 2019

Actual	$1,000.00	$708.13	$9.22

Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,014.20	$10.88

  * Expenses are equal to the Fund's annualized expense ratio of 2.16%, multiplied by the average

  account   value over the period, multiplied by 183/366 (to reflect the half year period).

Upright Growth Fund

UPRIGHT GROWTH FUND

 Security Holdings By Industry Sector (unaudited)

March 31, 2019

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Security Holdings by Industry Sector
March 31, 2019
IC Design
Electronic Equipment
Drug Manufacturer-other
Semiconductor
Generic Drug
Pharmaceutical
Retail Special Lines
Insurance
Basic Material
Internet Services
Equities
other

The pie chart calculation is based on Total Investments of $10,568,795

Upright Growth Fund

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee and Financial Officer	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	None
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee	Since August 2018/ Indefinite	Active CPA practitioner/business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since August 2018/ Indefinite	Eunice Industry Corp. City of Industry, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Upright Growth Fund

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

(732)-822-4427

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Chao Cho Yeh

_____________________________________________________________________________________________

SEMI-ANNUAL REPORT

_____________________________________________________________________________

Upright Assets Allocation Plus Fund

____________________________________________________________________________________________

March 31, 2019

____________________________________________________________________________________________

Upright Assets Allocation Plus Fund

Shareholders Letter……………………………………………………………………………………………3

Schedule of Investments ……………………………………………………………….……………………..6

Statement of Assets and Liabilities……………………………………………………………………………9

Statement of Operations…………………………………………………………………….……………..…10

Statements of Changes in Net Assets………………………………………………………….…………..…11

Notes to Financial Statements………………………………………………………………………………..12

Financial Highlights……………………………………………………………………………………….....15

Fund Expense…………………………………………………………………………………………….…..16

Security Holdings by Industry Sector…………………………………………………………………….….17

Trustees and Officers………………………………………………………………………………………...18

Upright Assets Allocation Plus Fund

June 18, 2019

Dear Valued Shareholder,

The investment performance of Assets Allocation Plus Fund over the past six months is -9.16%.

We are indeed very disappointed and dissatisfied with such result. We will explain some of the reasons why this is the case.  Our discussion will center on the investment environment and the portfolio, separately.

Market Overview

At the end of 2018, due to the trade war initiated by President Trump, the stock market dropped sharply and then rebounded sharply. Right now the market is still at a relatively high point which is a superficial phenomenon.  In fact, there are a number of stocks, especially those listed as value style, that are facing a fairly large scale correction, some up to 50%.

Why is this happening?  Growth, value, and momentum styles are three different investment strategies that will be popular at different times.  In recent years, stocks with high earnings growth rate have been favored.  Whether the high P/E ratio can continue to sustain such growth requires further observation.  There is no special reason for this, other than being a popular trend.

The bad news is that our performance is currently suppressed.  The good news is that this trend will turn around sooner or later, the timing for such we are not able to judge at the present.  As the stock prices become increasingly undervalued or unreasonable, the turning point will begin to form gradually.

The Sino-US trade war is not just a trade war, to some extent it is a war in science and technology, a financial war, and a war that threatens the competitiveness of the United States. The time this will affect the market may not be a short period in our estimation.  But the core of our investment strategy is still to assess whether the price of a stock is reasonable, and whether the company's earnings growth has deviated from support.

Portfolio

Himax, its challenge at present is that the old business line and the new technology products have not fully transitioned, especially in its 3D scanning, AR, and VR, which offer potentially explosive growths in the future.  The big picture shows this will still take some time.  In the past six months, its decline has indeed been quite large.  However, we feel that with the financial structure of the company and the current technology they possess from many years of research and development, the stock price should give a reasonable response over time.  We are paying close attention to it.

One of the top ranking companies in Israel, TEVA, which is listed in the US, its stock price dropped from a high of 71 to the present at 10 USD.  This is a huge decline considering the company's current earnings is doing fine, and the P/E ratio of about 6, is at a historical low.  We think this is due to it being a generic drug company, and the stock price for the entire industry

Upright Assets Allocation Plus Fund

has been undervalued at the present time.  The company's pipeline for new drugs continues to thrive.  The recent opioid issue and the lawsuit regarding drug price fixing are bad news for the company, but we think the market has overreacted.  Together with the company’s market share on its products and the ability of its research and development in the past 100 years, we feel that this nearly 85% stock price correction is a relative low point for a reasonable future price adjustment.  Likewise, we will pay close attention to TEVA and revisit this company in our next report.

Stock volatility during a certain period may not allow the Fund to reflect the market the same way.  Sometimes we overestimate and other times underestimate.  I am disappointed that this portfolio has not kept up with the trend, but I believe that patience will still pay off.  At the same time, we will seek better potential investment targets and make some share swaps.  With these two methods we look forward to some different results in the next report.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Assets Allocation Plus Fund

Upright Assets Allocation Plus Fund Performance Summary
upaax Value
S&P500 Value
BND value
14,000
12,000
10,000
8,000
6,000
4,000
2,000
-
10/1/2017
1/1/2018
4/1/2018
7/1/2018
10/1/2018
1/1/2019
11,113
10,365
7,340

This chart reflects the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Returns

For Period ended March 31, 2019

Upright Assets Allocation Plus Fund (UPAAX)*	-14.61%
S&P 500	9.61%

     *Since Inception10/10/2017

Upright Assets Allocation Plus Fund

Schedule of Investments

March 31, 2019

Description	Quantity	Value

Consumer 2.09%
Bed Bath & Beyond Inc.	1,000	16,990

Drug Manufacturer-other 10.17%
AbbVie Inc.	500	$40,295
Mylan N.V.*	1,500	$42,510
		$82,805
Electronics 2.29%
Kemet Corporation	1,100	$18,667

Energy 1.39%
Direxion Daily Energy Bull 3X	500	$11,350

Exchange Traded Fund 13.74%
VictoryShares US Large Cap High Div Volatility Wtd ETF	100	$4,593
iShares MSCI EAFE Value ETF	200	$9,776
iShares Russell Mid-Cap Value ETF	100	$8,686
Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF Shares	100	$10,413
Vanguard Real Estate ETF	200	$17,382
iShares MSCI china ETF	200	$12,486
KraneShares CSI China Internet ETF	400	$18,840
Vanguard FTSE Emerging Markets Index Fund ETF Shares	700	$29,750
		$111,926

Internet Services 2.02%
Baidu Inc.*	100	$16,485

Semiconductor 9.73%
Silicon Motion Technology	2,000	$79,280

IC Design 15.67%
Himax Technologies Inc.	40,000	$127,600

Total Common Stock 57.10% (Cost 645,854)		$465,103

Cash and Money Funds 43.00%
Total Cash (Cost $354,704)		$354,704

Total Investments 100.10% (Cost $1,000,558)		819,807

Other Assets less Liabilities 0.10%		5,271

Total Net Assets 100%		814,536

*Non Income producing securities

See accompanying notes to financial statements

Upright Assets Allocation Plus Fund

Statement of Assets and Liabilities

March 31, 2019

ASSETS:
Investments, at market value (Identified cost $1,000,558)	819,807

Total Assets	819,807

LIABILITIES:
Investment adviser fees	2,347
Administrative fees	120
Custodian fees	912
Auditors and legal fees	312
Trustees fees	346
Registration fees	564
Miscellaneous	670
Total Liabilities	5,271

NET ASSETS	$ 814,536

NET ASSETS CONSIST OF:
Paid-in capital	1,027,173
Total undistributed losses:	(212,637)
Net Assets (based on 111,222 shares outstanding)	$ 814,536

Net Asset Value Redemption price per share	$ 7.32

See accompanying notes to financial statements

Upright Assets Allocation Plus Fund

Statement of Operations
From October 1, 2018 to March 31, 2019

INVESTMENT INCOME:
Dividend income (net of Foreign taxes withheld)	1,509
Interest income	289

Total investment income	1,798

EXPENSES:
Investment advisory fees	4,973
Administrative fees	1,722
Custodian fees	3,701
Auditors and legal fees	420
Blue sky fees	364
Insurance fees	728
Trustee fees	364
Miscellaneous	182
Total expenses	$12,454

NET INVESTMENT INCOME (LOSS)	$ (10,656)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment securities	1,601
Change in net unrealized appreciation (depreciation) on investments	(66,157)

Total realized and unrealized loss on investments-net	$ (64,556)
$ (75,212)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS

See accompanying notes to financial statements.

Upright Assets Allocation Plus Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six months Ended March 31	Year Ended September 30
	2019	2018
OPERATIONS
Net investment loss	(10,656)	(8,299)
Net realized gain on investment transactions	1,601	(14,531)
Net change in unrealized appreciation (depreciation) on investments	(66,157)	(114,594)
Net increase (decrease) in net assets from operations
	$(75,212)	$(137,424)
Distributions to Shareholders
From realized gains from securities transactions	-	-

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	120,000	907,173
Payments for shares redeemed	0	0
Reinvestment of distributions	0	0
Net increase in net assets from capital share transactions	120,000	907,173

TOTAL INCREASE IN NET ASSETS	$44,788	$769,693

NET ASSETS:
Beginning of year	$769,693	0
End of year	$814,536	$769,693

CHANGES IN SHARES OUTSTANDING
Shares sold	15,968	95,253
Shares reinvested	0	0
Shares redeemed	0	0
Net increase in shares outstanding	15,968	95,253

See accompanying notes to financial statement

Upright Assets Allocation Plus Fund

Financial Highlights
For the Period Ended March 31, 2019
2019
PER SHARE DATA
Net asset value, beginning of year	8.08
Investment operations:
Net investment income	(0.10)
Net realized and unrealized gain (loss) on investments	(0.65)

Total from investment operations	(0.76)

Less distributions from net realized gains	0

Net asset value, end of year	7.32

TOTAL RETURN	(9.37)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	814,536
Ratio of net expenses to average net assets	3.24%
Ratio of net expenses to average net assets (after reimbursement)	1.75%
Ratio of net investment loss to average net assets	1.38%
Portfolio turnover rate	3.23%

Note: The Fund uses the average share method to calculate selected data per share, and average net assets to calculate the supplemental ratios throughout each year.

Upright Assets Allocation Plus Fund

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2019

1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently consists of three diversified investment portfolios.  The principal investment objective of the Assets Allocation Plus Fund is to seek total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2019.

Level 1

         $819,807

Level 2

-

Level 3

-

Total

         $819,807

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

d)

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses

Upright Assets Allocation Plus Fund

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

MARCH 31, 2019

on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2019 or 2018.

f)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on March 31, 2019.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on March 31,2019. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended March 31, 2019 (excluding repurchase agreements and short-term securities), were as follows:

	Other than U.S. Govt. Securities	U.S. Govt. Securities
Purchases	$348,956
Proceeds from sales	$9,426

As of March 31, 2019, the gross unrealized appreciation for all securities totaled $15,781 and the gross unrealized depreciation for all securities totaled $(196,532) for a net unrealized depreciation of $(180,751) for tax purposes.  The aggregate cost of securities including cash and money funds on March 31, 2019 was $1,000,558.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $7,320 of adviser fees through March 31, 2019. During the period ended March 31, 2019 the Fund incurred $4,973 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

The Fund has accrued $1,842 of administrative fees through March 31, 2019. During the period ended March 31, 2019, the Fund incurred $1,722 in administrative fees.

The investment advisor has paid the trustees fees personally. Accordingly, the trustees fees payable is due to him.

Upright Assets Allocation Plus Fund

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

MARCH 31, 2019

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of March 31, 2019, the components of distributable earnings on a tax basis were as follows:

Net investment losses	$(18,960)
Accumulated net realized loss as investments	$(12,930)
Unrealized depreciation on investments	$(180,747)
Total distributable losses	$(212,637)

The tax character of distributions paid for the years ended September, 2017 and 2016 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
3/31//19		$$0	$0

6. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements.

Upright Assets Allocation Plus Fund

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2017 through March 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Assets Allocation Plus Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2018	March 31, 2019	October 1, 2018 to March 31, 2019

Actual	$1,000.00	$895.96	$8.29

Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,016.25	$8.82

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the half year period).

Upright Assets Allocation Plus Fund

UPRIGHT ASSETS ALLOCATION PLUS FUND

Security Holdings By Industry Sector

March 31, 2019

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The pie chart calculation is based on Total Investments of $819,807.

Upright Assets Allocation Plus Fund

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust, unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave, East Hanover, NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Upright Assets Allocation Plus Fund

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

IndependentTrustees (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee and Financial Officer	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	None
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee	Since August 2018/ Indefinite	Active CPA practitioner/business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since August 2018/ Indefinite	Eunice Industry Corp. City of Industry, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Upright Assets Allocation Plus Fund

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

Transfer Agent

Mutual Shareholder Services

8000Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Chao Cho Yeh

_____________________________________________________________________________________________

SEMI-ANNUAL REPORT

_____________________________________________________________________________

Upright Growth and Income Fund

____________________________________________________________________________________________

March 31, 2019

____________________________________________________________________________________________

Upright Growth and Income Fund

Shareholders Letter……………………………………………………………………………………………3

Schedule of Investments ……………………………………………………………….……………………..6

Statement of Assets and Liabilities……………………………………………………………………………7

Statement of Operations…………………………………………………………………….…………………8

Statements of Changes in Net Assets………………………………………………………….………………9

Financial Highlights……………………………………………………………………………………..…...10

Notes to Financial Statements……………………………………………………………………………..…11

Fund Expense…………………………………………………………………………………………..…….14

Security Holdings By Industry Sector……………………………………………………………………….15

Trustees and Officers………………………………………………………………………………………...17

Upright Growth and Income Fund

June 18, 2019

Dear Valued Shareholder,

The investment performance for the Growth & Income Fund over the past six months is -11.6%.

We are indeed very disappointed and dissatisfied with such results. We will explain some of the reasons why this is the case.  Our discussion will center on the investment environment and the portfolio separately.

Market Overview

At the end of 2018, due to the trade war initiated by President Trump, the stock market dropped sharply and then rebounded sharply. Right now the market is still at a relatively high point which is a superficial phenomenon.  In fact, there are a number of stocks, especially those listed as value style, that are facing a fairly large scale correction, some up to 50%.

Why is this happening?  Growth, value, and momentum styles are three different investment strategies that will be popular at different times.  In recent years, stocks with high earnings growth rate have been favored.  Whether the high P/E ratio can continue to sustain such growth requires further observation.  There is no special reason for this, other than being a popular trend.

The bad news is that our performance is currently suppressed.  The good news is that this trend will turn around sooner or later, the timing for such we are not able to judge at the present.  As the stock prices become increasingly undervalued or unreasonable, the turning point will begin to form gradually.

The Sino-US trade war is not just a trade war, to some extent it is a war in science and technology, a financial war, and a war that threatens the competitiveness of the United States. The time this will affect the market may not be a short period in our estimation.  But the core of our investment strategy is still to assess whether the price of a stock is reasonable, and whether the company's earnings growth has deviated from support.

Portfolio

Himax, its challenge at present is that the old business line and the new technology products have not fully transitioned, especially in its 3D scanning, AR, and VR, which offer potentially explosive growths in the future.  The big picture shows this will still take some time.  In the past six months, its decline has indeed been quite large.  However, we feel that with the financial structure of the company and the current technology they possess with many years of research and development, the stock price should give a reasonable response over time.  We are paying close attention to it.

One of the top ranking companies in Israel, TEVA, which is listed in the US, its stock price dropped from a high of 71 to the present at 10 USD.  This is a huge decline considering the company's current earnings is doing fine, and the P/E ratio of about 6, is at a historical low.  We

Upright Growth and Income Fund

think this is due to it being a generic drug company, and the stock price for the entire industry has been undervalued at the present time.  The company's pipeline for new drugs continues to thrive.  The recent opioid issue and the lawsuit regarding drug price fixing are bad news for the company, but we think the market has overreacted.  Together with the company’s market share on its products and the ability of its research and development in the past 100 years, we feel that this nearly 85% stock price correction is a relative low point for a reasonable future price adjustment.  Likewise, we will pay close attention to TEVA and revisit this company in our next report.

Stock volatility during a certain period may not allow the Fund to reflect the market the same way.  Sometimes we overestimate and other times underestimate.  I am disappointed that this portfolio has not kept up with the trend, but I believe that patience will still pay off.  At the same time, we will seek better potential investment targets and make some share swaps.  With these two methods we look forward to some different results in the next report.

Sincerely,

David Y. S. Chiueh,

Portfolio Manager

Upright Growth and Income Fund

Upright Growth and Income Fund performance summary
updddx Value
S&P500 Value
BND value
14,000
12,000
10,000
8,000
6,000
4,000
2,000
-
10/1/2017
1/1/2018
4/1/2018
7/1/2018
10/1/2018
1/1/2019
11,113
10,365
7,590

This chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns

For the Periods ended March 31, 2019

Upright Growth & Income Fund UPDDX)*	-9.10%
S&P 500	9.61%

 *Since Inception 10/10/2017

Upright Growth and Income Fund

Schedule of Investments
March 31, 2019

	Quantity	Market Value

Consumer 4.29%
Bed Bath & Beyond Inc.	1,500	$25,485
Tapestry, Inc.	300	$9,747
		$35,232

Drug Manufacturer-other 9.72%
AbbVie Inc.	600	$48,354
Teva Pharmaceutical Industry	2,000	$31,360
		$79,714

Electrical Industry 1.22%
General Electric Company	1,000	$9,990

Exchange Traded Fund 0.41%
ProShares S&P 500 Dividen	50	$3,389

Financial Service 4.68%
Goldman Sachs Group Inc	200	$38,398

Healthcare Services 1.97%
CVS Health Corporation	300	$16,179

Leisure 2.71%
The Walt Disney Company	200	$22,206

Oil 2.95%
Exxon Mobil Corporation	300	$24,240

Pharmaceutical 3.86%
Walgreens Boots Alliance, Inc	500	$31,635

Semiconductor 10.53%
Nvidia Corp	150	$26,934
Silicon Motion Technology	1,500	$59,460
		$86,394

Transportation 0.05%
Wabtec Corporation	5	$369

IC Design 19.44%
Himax Technologies, Inc.	50,000	$159,500

Total Common Stock 61.82% (Cost 700,359)		$507,246

Cash and Money Funds 38.73%
Total Cash (Cost 317,787)		$317,787

Total Investments 100.55% (Cost 1,018,146)		$825,033

Other Assets less Liabilities 0.55%		(4,572)

Total Net Assets 100%		$820,461

*Non Income producing securities

See accompanying notes to financial statements

Upright Growth and Income Fund

Statement of Assets and Liabilities

March 31, 2019

ASSETS:
Investments, at market value (Identified cost $1,015,240)	825,033

Total Assets	$825,033

LIABILITIES:
Investment adviser fees	1,984
Administrative fees	648
Custodian fees	160
Auditors and legal fees	406
Trustee fees	546
Registration fees	564
Miscellaneous	264
Total Liabilities	4,572

NET ASSETS	$820,461

NET ASSETS CONSIST OF:
Paid-in capital	1,004,655
Total distributable losses:	(184,194)

Net Assets (based on 108,153 shares outstanding)	$820,461

Net Asset Value, redemption price per share	$7.59

See accompanying notes to financial statements.

Upright Growth and Income Fund

Statement of Operations
From October 1, 2018 to March 31, 2019

INVESTMENT INCOME:
Dividend income (net of Foreign taxes withheld $0)	2,581
Interest income	372

Total investment income	$2,953

EXPENSES:
Investment advisory fees	5,822
Administrative fees	1,747
Custodian fees	2,943
Auditors and legal fees	392
Blue sky fees	364
Insurance fees	546
Trustee fees	546
Miscellaneous	364
Total expenses	$12,724

NET INVESTMENT INCOME (LOSS)	$(9,771)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment securities	5,502
Change in net unrealized (depreciation) on investments	(78,472)

Total realized and unrealized loss on investments-net	$(72,970)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(82,741)

See accompanying notes to financial statements.

Upright Growth and Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31	Year Ended September 30
	2019	2018
OPERATIONS
Net investment loss	(9,771)	(10,877)
Net realized gain on investment transactions	5,502	24,065
Net change in unrealized (depreciation) on investments	(78,472)	(114,641)
Net increase (decrease) in net assets from operations
	$(82,741)	$(101,453)
Distributions to Shareholders
From realized gains from securities transactions	-	-

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	120,000	884,655
Payments for shares redeemed	0	0
Reinvestment of distributions	0	0
Net increase in net assets from capital share transactions	120,000	884,655

TOTAL INCREASE IN NET ASSETS	$37,259	$783,202

NET ASSETS:
Beginning of year	$783,202	0
End of year	$820,461	$783,202

CHANGES IN SHARES OUTSTANDING
Shares sold	16,969	91,184
Shares reinvested	0	0
Shares redeemed	0	0
Net increase in shares outstanding	16,969	91,184

See accompanying notes to financial statements.

Upright Growth and Income Fund

Financial Highlights
For the Period Ended March 31, 2019
2019
PER SHARE DATA
Net asset value, beginning of year	8.59
Investment operations:
Net investment income	(0.10)
Net realized and unrealized gain (loss) on investments	(0.90)

Total from investment operations	(1.00)

Less distributions from net realized gains	0

Net asset value, end of year	7.59

TOTAL RETURN	-11.68%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	820,461
Ratio of net expenses to average net assets	3.24%
Ratio of net expenses to average net assets (after reimbursement)	1.95%
Ratio of net investment loss to average net assets	1.25%
Portfolio turnover rate	8.65%

See accompanying notes to financial statements

Upright Growth and Income Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2019

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes the Upright Growth and Income Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2019.

Level 1

         $825,033

Level 2

-

Level 3

-

Total

         $825,033

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

d)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair

Upright Growth and Income Fund

value of which exceeds the principal amount of the repurchase transaction, including accrued

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

March 31, 2019

interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2019 or 2018.

e)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on March 31, 2019.

g)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on March 31, 2019. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended March 31, 2019 (excluding repurchase agreements and short-term securities), were as follows:

Other than

U.S. Govt.      U.S. Govt.

Securities        Securities

Purchases

              $321,007

Proceeds from sales             $33,491

As of March 31, 2019, the gross unrealized appreciation for all securities totaled $27,588 and the gross unrealized depreciation for all securities totaled $(220,701) for a net unrealized depreciation of $(193,113) for tax purposes.  The aggregate cost of securities including cash and money funds on March 31, 2019 was $1,018,146.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $7,806 of adviser fees through March 31, 2019. During the period ended March 31, 2019 the Fund incurred $5,822 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of the Fund’s daily net assets for daily net assets between $10 million to $20 million, and 0.35% of the Fund’s daily net assets for average daily net assets over $20 million.

The Fund has accrued $2,395 of administrative fees through March 31, 2019. During the period ended March 31, 2019, the Fund incurred $1,747 in administrative fees.

The investment advisor has paid the trustees fees personally. Accordingly, the trustee’s fees payable is due to him.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Upright Growth and Income Fund

As of March 31, 2019, the components of distributable earnings on a tax basis were as follows:

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

MARCH 31, 2019

Net Realized losses	$(20,648)
Accumulated net realized gain as investments	$29,567
Unrealized depreciation on investments	$(193,113)
Total distributable losses	$(184,194)

The tax character of distributions paid for the year ended September 30, 2018 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/2018		$$0	$0

The Fund distributed $13,677.59 in December 2018 from short term capital gains.

6. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements.

Upright Growth and Income Fund

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fund Expenses (Unaudited)

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2017 through March 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth and Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2018	March 31, 2019	October 1, 2018 to March 31, 2019

Actual	$1,000.00	$873.42	$9.13

Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,015.25	$9.82

      * Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the half year period).

Upright Growth and Income Fund

Security Holdings By Industry Sector

March 31, 2019
(Unaudited)

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The pie chart calculation is based on Total Investments of $825,033.

Upright Growth and Income Fund

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Upright Growth and Income Fund

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee and Financial Officer	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	None
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee	Since August 2018/ Indefinite	Active CPA practitioner/ business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since August 2018/ Indefinite	Eunice Industry Corp. City of Industry, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Upright Growth and Income Fund

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

(732)-822-4427

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Chao Cho Yeh

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The current head of the Audit Committee is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experience in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets annually with the independent accountant (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2018, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/ David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: June 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: June 18, 2019

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: June 18, 2019

* Print the name and title of each signing officer under his or her signature.